NET INCOME PER SHARE (Tables)	6 Months Ended
Jun. 30, 2012
NET INCOME PER SHARE
Schedule of computation of basic and diluted net income per share

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
	(in thousands, except per share data)		(in thousands, except per share data)
Basic:
Net income attributable to Vantiv, Inc.	$22,956	$5,380	$4,592	$8,879
Shares used in computing basic net income per share:
Weighted-average Class A common shares	122,777,349	89,515,617	107,897,927	89,515,617
Basic net income per share	$0.19	$0.06	$0.04	$0.10

Diluted:
Consolidated income before applicable income taxes	$—	—	$6,604	—
Income tax benefit excluding impact of non-controlling interest	—	—	2,543	—
Net income	$22,956	$5,380	$4,061	$8,879
Shares used in computing diluted net income per share:
Weighted-average Class A common shares	122,777,349	89,515,617	107,897,927	89,515,617
Weighted-average Class B units of Vantiv Holding	—	—	46,639,281	—
Restricted stock and phantom equity awards	1,950,537	—	277,841	—
Warrant	5,365,605	—	5,238,424	—
Diluted weighted-average shares outstanding	130,093,491	89,515,617	160,053,473	89,515,617
Diluted net income per share	$0.18	$0.06	$0.03	$0.10